Organization and Description of Business (Details)	Mar. 31, 2026 $ / shares	Dec. 31, 2025 $ / shares	Mar. 31, 2025	Dec. 31, 2024 $ / shares	Dec. 13, 2023 $ / shares
Organization and Description of Business
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, share exchange ratio	1	1	1	1
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Terrestrial Energy Delaware Inc
Organization and Description of Business
Common shares, par value (in dollars per share)					$ 0.001
Common Stock, share exchange ratio					1
Preferred shares, par value (in dollars per share)					$ 0.001
Preferred Stock, share exchange ratio					1
Terrestrial Energy Canada (Exchange) Inc.
Organization and Description of Business
Common Stock, share exchange ratio					1
Preferred Stock, share exchange ratio					1